Stock-Based Compensation - Company's Long-Term Stock Award Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Unvested stock award shares	10	10	9
Weighted average grant date fair value	$ 17	$ 19	$ 21
Stock award shares granted	1	2	3
Weighted average grant date fair value	$ 12	$ 13	$ 14
Stock award shares vested	2	2	2
Weighted average grant date fair value	$ 18	$ 20	$ 23
Stock award shares forfeited	1
Weighted average grant date fair value	$ 17	$ 18	$ 20
Unvested stock award shares	8	10	10
Weighted average grant date fair value	$ 16	$ 17	$ 19